EQUITY ACCOUNTED INVESTMENTS - Equity Method Investments, Valuation Techniques and Assumptions (Details) - Investments accounted for using equity method	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discounted cash flow | Office
Disclosure of detailed information about investment property
Discount rate (percent)	7.50%	7.50%
Terminal capitalization rate	5.10%	5.20%
Investment horizon (yrs)	10 years	11 years
Discounted cash flow | Retail
Disclosure of detailed information about investment property
Discount rate (percent)	6.60%	6.60%
Terminal capitalization rate	5.00%	5.00%
Investment horizon (yrs)	10 years	10 years
Discounted cash flow | LP Investments
Disclosure of detailed information about investment property
Discount rate (percent)	10.80%	9.70%
Terminal capitalization rate	7.20%	6.80%
Investment horizon (yrs)	7 years	8 years
Income approach | Multifamily
Disclosure of detailed information about investment property
Discount rate (percent)	5.20%	4.70%